SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Long-Term Loans) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Long-term loans:
Long-term loans		$ 8,098	$ 17,061
Less - current maturities		4,458	4,479
Long-term loans, excluding current maturities		$ 8,098	$ 12,582
Loan from bank (a) [Member]
Long-term loans:
Interest rate	[1]	4.77%	4.77%
Maturity, maximum	[1]	Dec. 31, 2021	Dec. 31, 2021
Long-term loans	[1]	$ 12,000	$ 16,000
Loan from bank (b) [Member]
Long-term loans:
Variable interest reference rate	[2]	EURIBOR +2.75%	EURIBOR +2.75%
Interest rate, spread on variable rate	[2]	2.75%	2.75%
Maturity, maximum	[2]	Dec. 31, 2020	Dec. 31, 2020
Long-term loans	[2]	$ 556	$ 1,061

[1]	The Company entered into a loan agreement with an Israeli bank secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2018 the Company is in compliance with these covenants.
[2]	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.